Segment Analysis - Summary of Reconciliation of Operating Profit to Adjusted Operating Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Operating profit	£ 1,905	£ 1,708	£ 1,497
Business segments [member]
Disclosure of operating segments [line items]
Operating profit	1,905	1,708	1,497
Adjustments:
Amortisation of acquired intangible assets	314	346	296
Acquisition-related costs	56	51	35
Reclassification of tax in joint ventures	10	10	(6)
Reclassification of finance income in joint ventures	(1)	(1)
Adjusted operating profit	£ 2,284	£ 2,114	£ 1,822